Regulatory Capital - Capital Ratios (Detail)	Dec. 31, 2015	Dec. 31, 2014
Adequately capitalized ratio	4.00%	4.00%
Adequately capitalized ratio plus capital conservation buffer	4.00%
Tier 1 risk based capital, adequately capitalized, ratio	6.00%	4.00%
Adequately capitalized ratio plus capital conservation buffer	8.50%
Common equity tier 1 capital, adequately capitalized, ratio	4.50%
Adequately capitalized ratio plus capital conservation buffer	7.00%
Total risk based capital, adequately capitalized, ratio	8.00%	8.00%
Adequately capitalized ratio plus capital conservation buffer	10.50%
Middlefield Banking Company [Member]
Leverage capital, actual, ratio	9.23%	9.25%
Well-capitalized ratio (Bank only)	5.00%	5.00%
Tier 1 risk based capital, actual, ratio	12.52%	12.95%
Tier 1 risk based capital, well-capitalized, ratio (bank only)	8.00%	6.00%
Tier 1 risk based capital, actual, ratio	12.52%
Common equity tier 1 capital, well-capitalized, ratio (bank only)	6.50%
The Middlefield Banking Company	13.73%	14.19%
Total risk based capital, well-capitalized, ratio (bank only)	10.00%	10.00%
Middlefield Banc Corp [Member]
Leverage capital, actual, ratio	8.69%	9.60%
Tier 1 risk based capital, actual, ratio	12.00%	13.38%
Tier 1 risk based capital, actual, ratio	12.00%
The Middlefield Banking Company	13.20%	14.64%